GOODWILL (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Goodwill [Abstract]
GOODWILL
2. GOODWILL

The Company records the excess of purchase price over the fair value of the net assets of acquired companies as goodwill or other identifiable intangible assets. The Company performs an annual test for goodwill impairment at the November month end each year and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. The Company has defined its reporting units and performs the impairment testing of goodwill at the operating segment level. The Company has two reporting units: (1) Siding, Fencing, and Stone and (2) Windows and Doors. Separate valuations are performed for each of these reporting units in order to test for impairment.

The Company uses the two-step method to determine goodwill impairment. If the carrying amount of a reporting unit exceeds its fair value (Step One), the Company measures the possible goodwill impairment based upon a hypothetical allocation of the fair value estimate of the reporting unit to all of the underlying assets and liabilities of the reporting unit, including previously unrecognized intangible assets (Step Two). The excess of the reporting unit's fair value over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized to the extent that a reporting unit's recorded goodwill exceeds the implied fair value of goodwill. There was no goodwill impairment for the year ended December 31, 2011 and no impairment indicators which would trigger an interim impairment test during the three and nine months ended September 29, 2012.

To determine the fair value of its reporting units, the Company equally considers both the income and market valuation methodologies. The income valuation methodology uses the fair value of the cash flows that the reporting unit can be expected to generate in the future. This method requires management to project revenues, operating expenses, working capital investment, capital spending and cash flows for the reporting unit over a multi-year period as well as determine the weighted average cost of capital to be used as the discount rate. The Company also utilizes the market valuation method to estimate the fair value of the reporting units by utilizing comparable public company multiples. These comparable public company multiples are then applied to the reporting unit's financial performance. The market approach is more volatile as an indicator of fair value as compared to the income approach as internal forecasts and projections have historically been more stable. The Company equally weights the approaches to balance the internal and external factors affecting the Company's fair value.

The Company's fair value estimates of its reporting units and goodwill are sensitive to a number of assumptions including discount rates, cash flow projections, operating margins, and comparable market multiples. In order to accurately forecast future cash flows, the Company estimates single family housing starts and the repair and remodeling market's growth rates. However, there is no assurance that: (1) valuation multiples will not decline, (2) discount rates will not increase, or (3) the earnings, book values or projected earnings and cash flows of the Company's reporting units will not decline. The Company will continue to evaluate goodwill during future periods and future declines in the residential housing and repair and remodeling markets could result in goodwill impairments.

The reporting unit goodwill balances were as follows as of September 29, 2012 and December 31, 2011:

(Amounts in thousands)
	Siding, Fencing and Stone	Windows and Doors
December 31, 2011	$320,107	$71,360	$391,467
2012 Activity	877	373	1,250
September 29, 2012	$320,984	$71,733	$392,717

On July 30, 2012, the Company acquired substantially all of the production assets of Greendeck Products LLC ("Acquiree"). The Acquiree was developing an exterior building products production process. The goodwill of approximately $0.9 million arising from the acquisition consists largely of the commercialization valuation of the underlying products and economies of scale expected from combining the operations of the Company and the assets of Greendeck Products LLC. The goodwill has been recorded within Siding, Fencing and Stone. The Company also acquired an intangible asset in this asset purchase valued at approximately $0.1 million, which is based on a license agreement with a third party entity.

The acquisition has an earnout clause included within the asset purchase agreement. The earnout clause has been fair valued as of the acquisition date and the valuation will be updated at each reporting period. As of September 29, 2012, the fair value of the earnout is approximately $0.9 million and has been classified within other long-term liabilities in the condensed consolidated balance sheet. There are no revenues or earnings from the Acquiree for any comparative periods or since the date of acquisition and, consequently, no pro forma information is required or disclosed related to the Acquiree. The $0.4 million increase within Windows and Doors was attributed to foreign currency.

2.   GOODWILL

The Company records the excess of purchase price over the fair value of the net assets of acquired companies as goodwill or other identifiable intangible assets.  The Company performs an annual test for goodwill impairment at the November month end each year (November 26th for 2011) and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value.  The Company has defined its reporting units and performs the impairment testing of goodwill at the operating segment level.  The Company has aggregated US Windows and Ply Gem Canada, which represent components of the Windows and Doors operating segment, into a single reporting unit since they have similar economic characteristics.  Thus, the Company has two reporting units: 1) Siding, Fencing, and Stone and 2) Windows and Doors.  Separate valuations are performed for each of these reporting units in order to test for impairment.

The Company uses the two-step method to determine goodwill impairment.  If the carrying amount of a reporting unit exceeds its fair value ("Step One"), the Company measures the possible goodwill impairment based upon a hypothetical allocation of the fair value estimate of the reporting unit to all of the underlying assets and liabilities of the reporting unit, including previously unrecognized intangible assets ("Step Two").  The excess of the reporting unit's fair value over the amounts assigned to its assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized to the extent that a reporting unit's recorded goodwill exceeds the implied fair value of goodwill.

To determine the fair value of its reporting units, the Company equally considers both the income and market valuation methodologies.  The income valuation methodology uses the fair value of the cash flows that the reporting unit can be expected to generate in the future. This method requires management to project revenues, operating expenses, working capital investment, capital spending and cash flows for the reporting unit over a multi-year period as well as determine the weighted average cost of capital to be used as the discount rate.  The Company also utilizes the market valuation method to estimate the fair value of the reporting units by utilizing comparable public company multiples.  These comparable public company multiples are then applied to the reporting unit's financial performance.  The market approach is more volatile as an indicator of fair value as compared to the income approach as internal forecasts and projections have historically been more stable.  Since each approach has its merits, the Company equally weights the approaches to balance the internal and external factors affecting the Company's fair value.

The Company's fair value estimates of its reporting units and goodwill are sensitive to a number of assumptions including discount rates, cash flow projections, operating margins, and comparable market multiples.  In order to accurately forecast future cash flows, the Company estimated single family housing starts and the repair and remodeling market's growth rate through 2018.  These assumptions modeled information published by the National Association of Home Builders ("NAHB").  The Company estimated single family housing starts increasing from 2011 levels (434,000) to approximately 1,050,000 in 2018 (terminal growth year) and estimated the repair and remodeling growth rate at approximately 3.0% in each year through 2018.  The 1,050,000 terminal housing starts figure represents a historical average that tracks domestic population growth.  The forecasted sales growth and operating earnings increases coincided with the growth in these two key assumptions.  The Company utilized its weighted average cost of capital and its long-term growth rate to derive the appropriate capitalization rate used in the terminal value calculation.  The Company utilized these fair value estimate assumptions during the impairment analysis conducted during the years ended December 31, 2011 and 2010.

The Company's annual goodwill impairment tests performed as of November 26, 2011 and November 27, 2010 indicated no impairment.  The Windows and Doors and Siding, Fencing, and Stone reporting units exceeded their 2011 carrying values by approximately 19% and 90%, respectively.

The Company provides no assurance that: 1) valuation multiples will not decline, 2) discount rates will not increase, or 3) the earnings, book values or projected earnings and cash flows of the Company's reporting units will not decline. The Company will continue to analyze changes to these assumptions in future periods. The Company will also continue to evaluate goodwill during future periods and further declines in the residential housing and remodeling markets could result in future goodwill impairments.

The reporting unit goodwill balances were as follows as of December 31, 2011 and December 31, 2010:

(Amounts in thousands)
	December 31, 2011	December 31, 2010
Siding, Fencing and Stone	$320,107	$320,107
Windows and Doors	71,360	73,326
	$391,467	$393,433

During the year ended December 31, 2011, the Windows and Doors' goodwill decrease was attributed to: 1) foreign currency movement ($0.2 million), 2) a purchase accounting adjustment related to a previous acquisition ($0.3 million) for a reduction in accrued expenses, and 3) a tax adjustment ($1.4 million) resulting from the original Ply Gem acquisition reducing deferred tax liabilities and goodwill.

A rollforward of goodwill for 2011 and 2010 is included in the table below:

	Windows and	Siding, Fencing
(Amounts in thousands)	Doors	and Stone

Balance as of January 1, 2010
Goodwill	$400,504	$442,334
Accumulated impairment losses	(327,773)	(122,227)
	72,731	320,107

Currency translation adjustments	595	-
Balance as of December 31, 2010
Goodwill	401,099	442,334
Accumulated impairment losses	(327,773)	(122,227)
	73,326	320,107

Currency translation adjustments	(244)	-
Purchase accounting adjustment	(307)	-
Tax benefit of excess tax goodwill	(1,415)	-
Balance as of December 31, 2011
Goodwill	399,133	442,334
Accumulated impairment losses	(327,773)	(122,227)
	$71,360	$320,107